Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Office and computer equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office and computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years